Related Party Transactions and Key Management Compensation (Details 2) - CAD ($)	12 Months Ended
	Aug. 31, 2020		Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Fees, salaries and benefits	$ 869,660	[1]	$ 687,889	$ 748,369	[1]
Share based payments	3,364,900	[2],[3]		1,187,348	[2],[3]
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Fees, salaries and benefits	626,379	[1]	576,264	636,744	[1]
Share based payments	2,117,500	[2],[3]		773,348	[2],[3]
Directors [Member]
Statement Line Items [Line Items]
Fees, salaries and benefits	243,281	[1]	111,625	111,625
Share based payments	$ 1,247,400	[2],[3]		$ 414,000	[2],[3]

[1]	Salaries and benefits include director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and RSU's for their services and officers are entitled to cash remuneration and RSU's for their services.
[2]	All stock option share based compensation is based on the accounting expense recorded in the year.
[3]	Compensation shares may carry restrictive legends.